Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Dec. 12, 2025	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Net (loss) earnings attributable to common shareholders		$ (190)	$ 177
Basic weighted average number of common shares outstanding (in shares)		297	302
Diluted weighted average number of common shares outstanding (in shares)		297	302
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)		$ (0.64)	$ 0.59
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)		$ (0.64)	$ 0.59
Dividends declared per share (in CAD per share)	$ 0.065